Segment information (Tables)	9 Months Ended
Sep. 30, 2021
Segment information
Schedule of results of segments	The following tables include the results for the segments for the three and nine months ended September 30, 2021 and 2020.

	Three months ended September 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$35,596	10,835	—	46,431	(10,835)	(1)	$35,596
Total revenues	35,596	10,835	—	46,431			35,596
Operating expenses	(7,332)	(1,932)	(2,086)	(11,350)	1,932	(1)	(9,418)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,056	(1)	6,056
Segment EBITDA	28,264	8,903	(2,086)	35,081
Depreciation and amortization	(5,096)	(2,489)	—	(7,585)	2,489	(1)	(5,096)
Operating income (loss)	23,168	6,414	(2,086)	27,496			27,138
Gain (loss) on derivative instruments	—	2,287	—	2,287	(2,287)	(1)	—
Other financial income (expense), net	(2,935)	(2,645)	(4,027)	(9,607)	2,645	(1)	(6,962)
Income (loss) before tax	20,233	6,056	(6,113)	20,176			20,176
Income tax expense	(2,817)	—	—	(2,817)	—		(2,817)
Net income (loss)	$17,416	6,056	(6,113)	17,359	—		$17,359
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$17,416	6,056	(6,113)	17,359	(3,877)	(2)	$13,482
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Three months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$35,913	10,896	—	46,809	(10,896)	(1)	$35,913
Total revenues	35,913	10,896	—	46,809			35,913
Operating expenses	(6,831)	(1,957)	(1,587)	(10,375)	1,957	(1)	(8,418)
Equity in earnings (losses) of joint ventures	—	—	—	—	5,774	(1)	5,774
Segment EBITDA	29,082	8,939	(1,587)	36,434
Depreciation and amortization	(5,210)	(2,490)	—	(7,700)	2,490	(1)	(5,210)
Operating income (loss)	23,872	6,449	(1,587)	28,734			28,059
Gain (loss) on derivative instruments	—	2,226	—	2,226	(2,226)	(1)	—
Other financial income (expense), net	(2,415)	(2,901)	(4,310)	(9,626)	2,901	(1)	(6,725)
Income (loss) before tax	21,457	5,774	(5,897)	21,334			21,334
Income tax expense	(1,859)	—	—	(1,859)	—		(1,859)
Net income (loss)	$19,598	5,774	(5,897)	19,475	—		$19,475
Preferred unitholders’ interest in net income	—	—	—	—	3,681	(2)	3,681
Limited partners’ interest in net income (loss)	$19,598	5,774	(5,897)	19,475	(3,681)	(2)	$15,794
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Nine months ended September 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$105,068	31,579	—	136,647	(31,579)	(1)	$105,068
Total revenues	105,068	31,579	—	136,647			105,068
Operating expenses	(21,590)	(5,608)	(5,628)	(32,826)	5,608	(1)	(27,218)
Equity in earnings (losses) of joint ventures	—	—	—	—	20,397	(1)	20,397
Segment EBITDA	83,478	25,971	(5,628)	103,821
Depreciation and amortization	(15,318)	(7,469)	—	(22,787)	7,469	(1)	(15,318)
Operating income (loss)	68,160	18,502	(5,628)	81,034			82,929
Gain (loss) on derivative instruments	—	9,994	—	9,994	(9,994)	(1)	—
Other financial income (expense), net	(11,140)	(8,099)	(12,196)	(31,435)	8,099	(1)	(23,336)
Income (loss) before tax	57,020	20,397	(17,824)	59,593			59,593
Income tax expense	(15,757)	—	—	(15,757)	—		(15,757)
Net income (loss)	$41,263	20,397	(17,824)	43,836	—		$43,836
Preferred unitholders’ interest in net income	—	—	—	—	11,631	(2)	11,631
Limited partners’ interest in net income (loss)	$41,263	20,397	(17,824)	43,836	(11,631)	(2)	$32,205
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Nine months ended September 30, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$107,036	33,561	—	140,597	(33,561)	(1)	$107,036
Total revenues	107,036	33,561	—	140,597			107,036
Operating expenses	(19,676)	(7,768)	(4,607)	(32,051)	7,768	(1)	(24,283)
Equity in earnings (losses) of joint ventures	—	—	—	—	2,202	(1)	2,202
Segment EBITDA	87,360	25,793	(4,607)	108,546
Depreciation and amortization	(15,727)	(7,475)	—	(23,202)	7,475	(1)	(15,727)
Operating income (loss)	71,633	18,318	(4,607)	85,344			69,228
Gain (loss) on derivative instruments	—	(7,264)	—	(7,264)	7,264	(1)	—
Other financial income (expense), net	(7,195)	(8,852)	(13,162)	(29,209)	8,852	(1)	(20,357)
Income (loss) before tax	64,438	2,202	(17,769)	48,871			48,871
Income tax expense	(4,240)	—	—	(4,240)	—		(4,240)
Net income (loss)	$60,198	2,202	(17,769)	44,631	—		$44,631
Preferred unitholders’ interest in net income	—	—	—	—	11,017	(2)	11,017
Limited partners’ interest in net income (loss)	$60,198	2,202	(17,769)	44,631	(11,017)	(2)	$33,614
(1)	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.
(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	As of September 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$605,911	234,795	—	840,706	(234,795)	(1)	$605,911
Net investment in financing lease	270,572	—	—	270,572	—		270,572
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,410	4,410	—		4,410
Total assets	961,783	265,442	34,623	1,261,848	(265,442)	(1)	996,406
Accumulated earnings of joint ventures	—	—	50	50	30,036	(1)	30,086
Expenditures for drydocking	1,590	6	—	1,596	(6)	(2)	1,590
Principal repayment financing lease	3,686	—	—	3,686	—		3,686
Amortization of above market contract	$2,060	—	—	2,060	—		$2,060
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings (losses) of joint ventures.

(2)	Eliminates the Joint venture FSRUs' Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	As of December 31, 2020
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$619,620	242,226	—	861,846	(242,226)	(1)	$619,620
Net investment in financing lease	274,257	—	—	274,257	—		274,257
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	4,153	4,153	—		4,153
Total assets	969,278	267,003	12,532	1,248,813	(267,003)	(1)	981,810
Accumulated earnings of joint ventures	—	—	50	50	9,640	(1)	9,690
Expenditures for vessels & equipment	8	75	—	83	(75)	(2)	8
Expenditures for drydocking	—	2	—	2	(2)	(2)	—
Principal repayment financing lease	4,551	—	—	4,551	—		4,551
Amortization of above market contract	$3,052	—	—	3,052	—		$3,052
(1)	Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.
(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.